SCHEDULE OF SHARES BASED STOCK OPTION VALUATION ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Risk-free interest rate	1.09%	0.93%
Volatility	252.08%	241.88%
Exercise price	$ 22.65	$ 20.55
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected life (years)	6 years 4 months 17 days	10 years